UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                -----------------

Check here if Amendment [  ];       Amendment Number:
                                                      -----------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Bedell Investment Counselling
                ----------------------------------------------------------------
Address:        200 Pringle Avenue Suite 450
                ----------------------------------------------------------------
                Walnut Creek, CA  94596
                ----------------------------------------------------------------

                ----------------------------------------------------------------

Form 13F File Number:
                        ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Mike Harris
                ----------------------------------------------------------------
Title:          Portfolio Manager
                ----------------------------------------------------------------
Phone:          925 932 0344
                ----------------------------------------------------------------

Signature, Place and Date of Signing:


            /s/   Mike Harris              Walnut Creek, CA    October 26, 2010
      --------------------------------    ------------------   ----------------
                  [Signature]               [City, State]           [Date]


Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  58
                                                 --------------------
Form 13F Information Table Value Total:               $145,544
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

FORM 13F INFORMATION TABLE

Bedell Investment Counselling 9.30.10

       							Value	SH	Invt	Other	Voting	Voting	Voting
Name of Issuer		Class	CUSIP		($1,000)Shares	PRN	Disc	Mgrs	Sole	Shared	None


AEGON 3mo+87.50 bps	PRF	7924509		820	37,800	SH	SOLE	NONE	0	0	37,800
ALLIANZ SE DEBT 8.375%	PRF	18805200	487	17,900	SH	SOLE	NONE	0	0	17,900
APPLE INC.		COM	37833100	15270	53,816	SH	SOLE	NONE	0	0	53,816
BANK OF AMERICA 3mo+	PRF	60505625	232	14,000	SH	SOLE	NONE	0	0	14,000
BERKSHIRE HATHAWAY CL B	COM	84670207	281	3,400	SH	SOLE	NONE	0	0	3,400
CBS DEBT 7.25% C06	PRF	124857301	539	21,450	SH	SOLE	NONE	0	0	21,450
CELGENE			COM	151020104	4110	71,350	SH	SOLE	NONE	0	0	71,350
CHEVRON CORP		COM	166764100	8229	101,535	SH	SOLE	NONE	0	0	101,535
CITIGROUP TRUST 6.10%	PRF	173064205	1472	63,300	SH	SOLE	NONE	0	0	63,300
COCA COLA		COM	191216100	5981	102,208	SH	SOLE	NONE	0	0	102,208
WALT DISNEY CO.		COM	254687106	4682	141,455	SH	SOLE	NONE	0	0	141,455
FIRST SOLAR		COM	336433107	3477	23,600	SH	SOLE	NONE	0	0	23,600
GENERAL ELECTRIC	COM	369604103	223	13,749	SH	SOLE	NONE	0	0	13,749
HASBRO INC		COM	418056107	1600	35,950	SH	SOLE	NONE	0	0	35,950
HUMAN GENOME SCI.	COM	444903108	2854	95,800	SH	SOLE	NONE	0	0	95,800
IBM			COM	459200101	5576	41,565	SH	SOLE	NONE	0	0	41,565
EWA: AUSTRALIA INDEX	COM	464286103	2854	120,200	SH	SOLE	NONE	0	0	120,200
FXI: CHINA INDEX	COM	464287184	2915	68,070	SH	SOLE	NONE	0	0	68,070
EEM: EMERGING MKT	COM	464287234	1148	25,650	SH	SOLE	NONE	0	0	25,650
JACOBS ENGINEERING	COM	469814107	3599	93,000	SH	SOLE	NONE	0	0	93,000
JOHNSON & JOHNSON	COM	478160104	1474	23,783	SH	SOLE	NONE	0	0	23,783
MAS-TEC INC COM		COM	576323109	240	23,250	SH	SOLE	NONE	0	0	23,250
McDONALDS		COM	580135101	1302	17,470	SH	SOLE	NONE	0	0	17,470
MERRILL LYNCH TRUST	PRF	590199204	3319	138,160	SH	SOLE	NONE	0	0	138,160
ROYAL BK SCOT 7.25% C0	PRF	780097879	229	9,700	SH	SOLE	NONE	0	0	9,700
TEVA PHARMACEUTICAL	COM	881624209	4991	94,615	SH	SOLE	NONE	0	0	94,615
UNG: U.S. NATURAL GAS	COM	912318102	1858	301,215	SH	SOLE	NONE	0	0	301,215
QUANTA SERVICES		COM	7.48E+106	2302	120,625	SH	SOLE	NONE	0	0	120,625
TARGET CORP		COM	8.76E+110	4318	80,795	SH	SOLE	NONE	0	0	80,795
BANK OF AMERICA TRUST	PRF	5.52E+205	243	9,700	SH	SOLE	NONE	0	0	9,700
BIOTECHNOLOGY INDEX	COM	3.37E+207	203	5,800	SH	SOLE	NONE	0	0	5,800
A T & T			COM	00206R102	2476	86,580	SH	SOLE	NONE	0	0	86,580
ALLSCRIPTS-MYSIS	COM	01988P108	3085	167,025	SH	SOLE	NONE	0	0	167,025
ARCELOR MITTAL		COM	03938L104	4330	131,305	SH	SOLE	NONE	0	0	131,305
BANK OF AMERICA TRUST	PRF	05633T209	244	9,700	SH	SOLE	NONE	0	0	9,700
TAN: SOLAR INDEX	COM	18383M621	200	23,175	SH	SOLE	NONE	0	0	23,175
CLEARWIRE CORP		COM	18538Q105	1852	228,942	SH	SOLE	NONE	0	0	228,942
COSTCO WHOLESALE	COM	22160K105	4153	64,405	SH	SOLE	NONE	0	0	64,405
DEVON ENERGY		COM	25179M103	3686	56,938	SH	SOLE	NONE	0	0	56,938
EXXON MOBIL		COM	30231G102	4887	79,090	SH	SOLE	NONE	0	0	79,090
FREEPORT MCMORAN	COM	35671D782	2987	34,978	SH	SOLE	NONE	0	0	34,978
GOOGLE INC		COM	38259P508	8485	16,138	SH	SOLE	NONE	0	0	16,138
MBNA CAP TRUST 8.1% C07	PRF	55270B201	204	8,000	SH	SOLE	NONE	0	0	8,000
MOO: AGRIC. INDEX	COM	57060U605	3126	68,173	SH	SOLE	NONE	0	0	68,173
MERRILL LYNCH TRUST	PRF	59024T203	267	11,100	SH	SOLE	NONE	0	0	11,100
MERRILL LYNCH TRUST	PRF	59025D207	241	9,400	SH	SOLE	NONE	0	0	9,400
METLIFE 3mo+100bps	PRF	59156R504	1026	44,000	SH	SOLE	NONE	0	0	44,000
MORGAN STANLEY TRUST	PRF	61750K208	1360	54,937	SH	SOLE	NONE	0	0	54,937
NAT'L CITY (PNC) 6.625%	PRF	63540T200	837	33,600	SH	SOLE	NONE	0	0	33,600
PIN: INDIA INDEX	COM	73935L100	3203	126,800	SH	SOLE	NONE	0	0	126,800
RANGE RESOURCES CORP	COM	75281A109	3234	84,825	SH	SOLE	NONE	0	0	84,825
SUNTECH POWER		COM	86800C104	700	72,590	SH	SOLE	NONE	0	0	72,590
TESLA MOTORS		COM	88160R101	1559	76,425	SH	SOLE	NONE	0	0	76,425
VIACOM INC DEBT 6.85%	PRF	92553P300	289	11,000	SH	SOLE	NONE	0	0	11,000
WELLS FARGO TRUST 6.375	PRF	92978X201	1782	71,150	SH	SOLE	NONE	0	0	71,150
WELLS FARGO TRUST 7.0%	PRF	94976Y207	336	13,325	SH	SOLE	NONE	0	0	13,325
WELLS FARGO TRUST 7.875	PRF	94985V202	319	11,800	SH	SOLE	NONE	0	0	11,800
MARVELL TECH		COM	G5876H105	3849	219,805	SH	SOLE	NONE	0	0	219,805


